Earnings / (Loss) Per Share (Tables)	3 Months Ended
Dec. 31, 2018
Earnings / (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per share in each of the periods comprising the accompanying consolidated statements of comprehensive income are as follows:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,
	2017	2018	2018
Net income and comprehensive income	$878,644	$980,938	$276,442
Less: Accrued dividends on Series A Preferred Shares	(29,250)	(1,646,775)	(992,745)
Net income/ (loss) and comprehensive income/ (loss) available to common shareholders	849,394	(665,837)	(716,303)
Weighted average number of common shares outstanding, basic and diluted	2,400,000	2,400,000	2,400,000
Earnings/ (Loss) per common share, basic and diluted	$0.35	$(0.28)	$(0.30)